Business Combination/Disposal of Subsidiaries	6 Months Ended
Dec. 31, 2023
Business Combination/Disposal of Subsidiaries [Abstract]
BUSINESS COMBINATION/DISPOSAL OF SUBSIDIARIES
25.	BUSINESS COMBINATION/DISPOSAL OF SUBSIDIARIES

(a)	Acquisition of equity interest in subsidiaries

30 June 2023

In the previous year, there were acquisitions of ARB Synergy Sdn. Bhd. (“ARB Synergy”) and its subsidiary, namely ARB Databook Pte. Ltd. (“ARB Databook”), collectively as Synergy Group.

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries were as follows:

ARB Synergy Group
RM

Fair value consideration for the acquisitions	1
Less: Cash and cash equivalents of subsidiaries acquired	(1,296)
Cash outflow from acquisition of subsidiaries	(1,295)

The recognised provisional fair values of identifiable assets and liabilities of subsidiaries at acquisition date were as follows:

ARB Synergy
Group
RM

Cash and bank balances	1,297
Other receivables	1,975
Other payables and accruals	(51,069)
Net liabilities	(47,797)
Non-controlling interests measured at fair value	-
Group’s share of net assets	(47,797)
Add: Goodwill on consolidation	47,798
Total fair value of consideration for the acquisitions	-

The fair value of the non-controlling interest represents its share of the fair value of subsidiaries at the acquisition date, estimated using the purchase price allocation method. The bargain purchase on business combination is not taxable for tax purpose.

ARB Synergy Group continued the following revenue and loss to the Group’s consolidated statements of operations for the year ended 30 June 2023 since the date of acquisitions:

ARB Synergy
Group
RM

Revenue	-
Loss before tax	(52,940)
Loss for the period	(52,940)

(b)	Disposal of equity interest in subsidiaries

31 December 2023

During the financial period, there are disposal ARB Midware Sdn. Bhd. and its subsidiary, ARB Distribution Sdn. Bhd. (“ARB Midware Group”).

The effects on the Group’s financial statements is as follows:

ARB Midware
Group
RM

Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain/(Loss) on disposal of subsidiaries at subsidiaries’ company level	-
Post-acquisition reserves recognized up to the date of disposal	(305,818)
(305,818)
Realisation of foreign currency translation gain reclassified from reserve	-
Loss on disposal of subsidiaries at the Group level	(305,818)

The value of assets and liabilities of disposal of subsidiaries are as follows:

ARB Midware
Group
RM

Trade receivables	1,448,282
Other receivables, prepayments and deposits	205,000
Cash and bank balances	213,504
Trade payables	(618,071)
Other payables and accruals	(450,749)
Tax payables	(191,834)
606,132
Non-controlling interest	(300,313)
305,819
Add: Goodwill	-
305,819
Loss on disposal of subsidiaries at the Group level	(305,818)
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(213,504)
Net cash outflow upon disposal of subsidiaries	(213,503)

30 June 2023

In the previous year, there was disposal of ARB Synergy Sdn. Bhd. and its subsidiary, ARB Databook Pte. Ltd..

The effects on the Group’s financial statements were as follows:

ARB Synergy
Group
RM

Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain on disposal of subsidiaries at subsidiaries’ company level	-
Pre-acquisition reserves recognized upon acquisition	(47,799)
Post-acquisition reserves recognized up to the date of disposal	54,764
6,965
Realisation of foreign currency translation gain reclassified from reserve	(787)
Gain on disposal of subsidiaries at the Group level	6,178

The value of assets and liabilities of disposal of subsidiaries were as follows:

ARB Synergy
Group
RM

Other receivables, prepayments and deposits	7,639
Cash and bank balances	2,950
Other payables and accruals	(65,352)
(54,763)
Realisation of foreign currency translation gain reclassified from reserve	787
(53,976)
Add: Goodwill	47,799
(6,177)
Gain on disposal of subsidiaries at the Group level	6,178
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(2,950)
Net cash outflow upon disposal of subsidiaries	(2,949)